Cover Page	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Hadron Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4336458
Entity Central Index Key	0002023730
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	3 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	395-0050
Entity Primary SIC Number	4991
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	395-0050
Contact Personnel Name	Samuel Gibson